CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Net cash generated from/(used in) operating activities	$ 12,223	$ (72,894)
Investing activities
Purchases of property, plant and equipment	(5,630)	(9,267)
Proceeds from disposal of property, plant and equipment	5	6
Deposits in short-term investments	(1,268,260)	(1,301,767)
Proceeds from short-term investments	1,295,945	730,118
Proceeds from divestment of an equity investee		608,503
Acquisition of an intangible asset		(10,000)
Net cash generated from investing activities	22,060	17,593
Financing activities
Proceeds from issuances of ordinary shares	19	1,100
Proceeds from bank borrowings	2,972	8,221
Repayments of bank borrowings	(5,847)
Net cash (used in)/generated from financing activities	(2,856)	9,321
Net increase/(decrease) in cash and cash equivalents	31,427	(45,980)
Effect of exchange rate changes on cash and cash equivalents	3,800	2,741
Net increase/(decrease) in cash and cash equivalents, including effect of exchange rate changes	35,227	(43,239)
Cash and cash equivalents
Cash and cash equivalents at beginning of period	71,330	153,958
Cash and cash equivalents at end of period	$ 106,557	$ 110,719